Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,015,389,835.69
Previously Paid Amount	0.00
Total Fee Amount	2,511,471.54
Total Offset Amount	0.00
Net Fee	$ 2,511,471.54